Equity - Movement of equity reserves (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of changes in equity [Line Items]
Opening balance	$ 57,107,780	$ 48,215,699
Closing balance	58,231,628	57,107,780
Equity reserves [Member]
Disclosure of changes in equity [Line Items]
Opening balance	5,138,895	2,177,869
Release of reserves	(3,050,703)	(751,718)
Allocation to reserves	5,355,852	3,712,744
Dividends declared	(3,659,386)	0
Closing balance	$ 3,784,658	$ 5,138,895